Investments and Fair Value Measurements (Details) (Recurring [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		6,481,205
Common Stock Warrants:
Total common stock warrants	1,616,325	937,000
Common stock warrant [Member]
Common Stock Warrants:
Total common stock warrants	1,616,325	937,000
U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		3,506,205
Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		2,975,000
Level 1 [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		6,481,205
Common Stock Warrants:
Total common stock warrants
Level 1 [Member] | Common stock warrant [Member]
Common Stock Warrants:
Total common stock warrants
Level 1 [Member] | U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		3,506,205
Level 1 [Member] | Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments		2,975,000
Level 2 [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Common Stock Warrants:
Total common stock warrants
Level 2 [Member] | Common stock warrant [Member]
Common Stock Warrants:
Total common stock warrants
Level 2 [Member] | U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Level 2 [Member] | Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Level 3 [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Common Stock Warrants:
Total common stock warrants	1,616,325	937,000
Level 3 [Member] | Common stock warrant [Member]
Common Stock Warrants:
Total common stock warrants	1,616,325	937,000
Level 3 [Member] | U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Level 3 [Member] | Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments